Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	Oct. 31, 2019	Dec. 31, 2022	Dec. 31, 2021
Capital commitment
Commitment capital expenditures		¥ 917,763	¥ 765,700
Other commitments
Remaining commitment equity method investment		165,200	85,800
Equity investments without readily determinable fair value
Other commitments
Remaining commitment equity method investment		¥ 119,700	¥ 103,500
Sequoia Fashion And Technology [Member]
Other commitments
Amount contributed to investee	¥ 480,000
Remaining commitment equity method investment	¥ 1,520,000
Equity Method Investment, Ownership Percentage	17.00%